Deposits	12 Months Ended
Dec. 31, 2016
Disclosure Text Block
Deposits

Note 20 – Deposits

Total interest bearing deposits as of the end of the periods presented consisted of:

(In thousands)	December 31, 2016	December 31, 2015
Savings accounts	$7,793,533	$7,010,391
NOW, money market and other interest bearing demand deposits	8,012,706	5,632,449
Total savings, NOW, money market and other interest bearing demand deposits	15,806,239	12,642,840
Certificates of deposit:
Under $100,000	3,570,956	4,014,359
$100,000 and over	4,138,586	4,151,009
Total certificates of deposit	7,709,542	8,165,368
Total interest bearing deposits	$23,515,781	$20,808,208

A summary of certificates of deposit by maturity at December 31, 2016 follows:

(In thousands)
2017	$3,946,867
2018	1,347,604
2019	653,080
2020	907,971
2021	802,593
2022 and thereafter	51,427
Total certificates of deposit	$7,709,542

At December 31, 2016, the Corporation had brokered deposits amounting to $ 0.6 billion (December 31, 2015 - $ 1.3 billion).

The aggregate amount of overdrafts in demand deposit accounts that were reclassified to loans was $6 million at December 31, 2016 (December 31, 2015 - $11 million).